Document and Entity Information - USD ($)	12 Months Ended
	Jul. 31, 2016	Nov. 08, 2016	Oct. 23, 2016
Document And Entity Information
Entity Registrant Name	GOLD LAKES CORP.
Entity Central Index Key	0001386936
Document Type	S-1
Document Period End Date	Jul. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 889,923
Entity Common Stock, Shares Outstanding		103,096,935
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016